UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	November 30, 2008

Date of reporting period:	February 29, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund

Portfolio of Investments February 29, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.0%)
	Diversified (5.3%)
26,125	Forest City Enterprises, Inc. (Class A)	$918,294
36,490	Vornado Realty Trust - REIT	3,049,104
		3,967,398
	Health Care (4.6%)
66,092	Assisted living Concepts, Inc.	397,874
20,380	Brookdale Senior Living Inc.*	531,714
2,025	Care Investment Trust Inc. - REIT	21,627
3,360	Estendicare Real Estate - REIT+	38,951
31,975	Healthcare Realty Trust, Inc. - REIT	760,685
102,805	Senior Housing Properties Trust - REIT	2,186,662
1,180	Universal Health Realty Income Trust - REIT	39,731
610	Ventas, Inc. - REIT	25,510
		4,002,754
	Industrial (4.3%)
26,730	AMB Property Corp. - REIT	1,341,311
19,400	DCT Industrial Trust, Inc. - REIT	173,824
31,855	ProLogis - REIT	1,716,347
		3,231,482
	Industrial/Office (3.7%)
49,210	Duke Realty Corp. - REIT	1,127,893
45,763	Liberty Property Trust - REIT	1,359,619
6,273	PS Business Parks, Inc. (Class A) - REIT	304,554
		2,792,066
	Lodging/Resorts (16.3%)
3,830	DiamondRock Hospitality Co. - REIT	47,837
55,159	Hersha Hospiltality Trust - REIT	495,328
325,484	Host Hotels & Resorts Inc. - REIT	5,269,586
58,741	Morgans Hotel Group Co.*	901,087
86,586	Starwood Hotels & Resorts Worldwide, Inc.	4,098,115
108,729	Strategic Hotels & Resorts, Inc. - REIT	1,548,301
		12,360,254
	Office (16.2%)
54,442	Boston Properties, Inc. - REIT	4,691,267
2,383	Brandywine Realty Trust - REIT	39,891
221,528	Brookfield Properties Corp. (Canada)	4,129,282
13,380	Douglas Emmett, Inc. (WI)* - REIT	283,522
5,360	Kilroy Realty Corp. - REIT	254,225
77,742	Mack-Cali Realty Corp. - REIT	2,681,322
1,367	Parkway Properties, Inc. - REIT	48,870
1,054	SL Green Realty Corp. - REIT	96,441
		12,224,820
	Residential Apartments (19.2%)
49,528	AvalonBay Communities, Inc. - REIT	4,577,873
4,630	BRE Properties, Inc. - REIT	199,368
30,436	Camden Property Trust - REIT	1,445,406
143,128	Equity Residential - REIT	5,464,627
9,842	Essex Property Trust, Inc. - REIT	1,033,804
37,620	GMH Communities Trust - REIT	337,075
34,810	Post Properties, Inc. - REIT	1,464,109
		14,522,262
	Residential Manufactured Homes (1.6%)
26,896	Equity Lifestyle Properties, Inc. - REIT	1,228,609

	Retail Regional Malls (14.2%)
21,067	General Growth Properties, Inc. - REIT	743,876
40,427	Macerich Co. (The) - REIT	2,587,328
80,779	Simon Property Group, Inc. - REIT	6,769,280
12,956	Taubman Centers, Inc. - REIT	631,605
		10,732,089

	Retail Strip Centers (7.7%)
32,960	Acadia Realty Trust - REIT	755,114
106,300	BPP Liquidating Trust * - REIT	5,315
25,950	Cedar Shopping Centers Inc. - REIT	301,539
4,000	Developers Diversified Realty Corp. - REIT	154,240
1,413	Equity One, Inc. - REIT	30,238
17,869	Federal Realty Investment Trust - REIT	1,280,850
15,650	Ramco-Gershenson Properties Trust - REIT	347,743
49,503	Regency Centers Corp. - REIT	2,938,003
		5,813,042
	Self Storage (2.9%)
20,764	Public Storage, Inc. - REIT	1,689,359
13,797	Sovran Self Storage, Inc. - REIT	531,874
6,810	U-STORE-IT Trust - REIT	68,304
		2,289,537
	Specialty (0.3%)
5,540	Plum Creek Timber Co., Inc. - REIT	225,423

	TOTAL COMMON STOCKS
	(Cost $51,471,116)	73,389,736

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (2.2%)
	Investment Company (a) (2.2%)
1,663	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $1,663,150)		1,663,150

	TOTAL INVESTMENTS
	(Cost $53,134,266) (b)	99.2%	75,052,886
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	586,088
	NET ASSETS	100.0%	$75,638,974

REIT	Real Estate Investment Trust.
*	Non-income producing security.
+

A security with a total market value equal to $38,951 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at February 29, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$75,052,886	$75,047,571	—	$5,315

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$5,315
Net purchases (sales)	0
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	0
Realized gains (losses)	0
Ending Balance	$5,315

Net change in unrealized appreciation/ depreciation from investments still held as of February 29, 2008	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net assets value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

The Fund invests a substantial portion of its assets in securities of real estate investment trusts (“REIT”). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Morgan Stanley Real Estate Fund

Summary of Investment February 29, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS
Residential Apartments	$14,522,262	19.3%
Lodging/Resorts	12,360,254	16.5
Office	12,224,820	16.3
Retail Regional Malls	10,732,089	14.3
Retail Strip Centers	5,813,042	7.7
Diversified	3,967,398	5.3
Health Care	3,471,040	4.6
Industrial	3,231,482	4.3
Industrial/Office	2,792,066	3.7
Self Storage	2,289,537	3.1
Investment Company	1,663,150	2.2
Residential Manufactured Homes	1,228,609	1.6
Hospital/Nursing Management	531,714	0.7
Specialty	225,423	0.3

	$75,052,886	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008